UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC  20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment  Company  Act  file  number  811-4204
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PC&J  Preservation  Fund
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                    (Exact  name  of  registrant  as  specified  in  charter)

120  West  Third  Street,  Suite  300     Dayton,  OH
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45402-1819
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          (Address  of  principal  executive  offices)               (Zip  Code)

PC&J  Service Corp.   120 West Third Street, Suite 300    Dayton, OH  45402-1819
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               (Name  and  address  of  agent  for  service)

Registrant's  telephone  number,  including  area  code:  937-223-0600
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Date  of  fiscal  year  end:  December  31
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Date  of  reporting  period:  June  30,  2004
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Form  N-PX  is  to  be used by a registered management investment company, other
than  a  small business investment company registered on Form N-5 (   239.24 and
274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the
clearance  requirements  of  44  U.S.C.   3507.




There were no shareholder meetings held during the period covered by this report with respect to which the Registrant was entitled to vote.



                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  PC&J  Preservation  Fund
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By:  ___________/s/  _____________________________________________
          Leslie  O.  Parker  III,  President

Date:  August  31,  2004
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By:  _____________/s/____________________________________________
          Kathleen  Carlson,  Treasurer

Date:  August  31,  2004
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